Revenue (Tables)	3 Months Ended
Mar. 31, 2018
Notes To Financial Statements [Abstract]
Disaggregation of revenue
	Three months ended March 31, 2018			Three months ended March 31, 2017
	United States	International	Total	United States	International	Total

Devices	$106,447	$33,031	$139,478	$-	$62,210	$62,210
Applicators - new and refurbished	10,000	87,939	97,939	-	72,040	72,040
Distribution license	-	63,334	63,334	-	-	-
License fees	6,250	14,532	20,782	6,250	-	6,250
Warranty and repair	-	10,269	10,269	-	-	-
Other	-	3,452	3,452	-	2,504	2,504
Freight billed	-	9,018	9,018	-	6,565	6,565
	$122,697	$221,575	$344,272	$6,250	$143,319	$149,569